Related Parties Transactions (Details Narrative) - ILS (₪)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Menachem Shalom [Member]
Related Party Transaction [Line Items]
Payment of management fees per month	₪ 35,000
Due from related parties	1,217,768	₪ 780,924
Accrued interest expense	25,976
Billio Ltd [Member]
Related Party Transaction [Line Items]
Sale of computer equipment		67,212
Due from related parties	1,234,830	₪ 1,199,433
Accrued interest expense	34,702
Interest rate		2.90%
Tamarindi Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	254,512	₪ 579,726
Accrued interest expense	13,456
Interest rate		2.90%
Amir Adibi Holdings Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	45,000
Accrued interest expense	₪ 2,752